Debentures (Schedule of Debentures) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Debentures	€ 110,428		€ 137,299
Less current maturities	18,714	$ 19,958	19,806
Total long-term debentures	91,714	$ 97,813	117,493
Face value
Disclosure of detailed information about financial instruments [line items]
Debentures	111,911		139,664
Less current maturities	19,078		20,342
Total long-term debentures	92,833		119,322
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures	110,428		137,299
Less current maturities	18,714		19,806
Total long-term debentures	€ 91,714		€ 117,493